T. ROWE PRICE Global Real Estate Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.3%
Common Stocks 3.3%
Goodman Group  111,557 1,540
Scentre Group  862,905 1,858
Total Australia (Cost
$2,532
)
3,398
CANADA 3.1%
Common Stocks 3.1%
Canadian Apartment Properties REIT  28,330 1,214
Summit Industrial Income REIT  176,974 2,008
Total Canada (Cost
$2,019
)
3,222
CHINA 1.1%
Common Stocks 1.1%
China Resources Mixc Lifestyle Services (HKD) (1) 57,000 342
GDS Holdings, Class A (HKD) (1) 80,323 817
Total China (Cost
$1,067
)
1,159
FINLAND 1.6%
Common Stocks 1.6%
Kojamo  84,164 1,649
Total Finland (Cost
$937
)
1,649
FRANCE 0.7%
Common Stocks 0.7%
Gecina  5,265 725
Total France (Cost
$479
)
725
GERMANY 2.2%
Common Stocks 2.2%
Deutsche Wohnen  48,879 2,280
Total Germany (Cost
$1,793
)
2,280

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 5.6%
Common Stocks 5.6%
Hang Lung Properties  333,000 869
Hongkong Land Holdings (USD)  288,600 1,419
Sun Hung Kai Properties  237,000 3,589
Total Hong Kong (Cost
$4,830
)
5,877
JAPAN 11.1%
Common Stocks 11.1%
Daiwa Office Investment  111 782
Heiwa Real Estate  24,100 754
Hoshino Resorts REIT  160 925
Industrial & Infrastructure Fund Investment  784 1,347
Japan Metropolitan Fund Invest  1,438 1,473
Mitsui Fudosan  144,200 3,287
Mitsui Fudosan Logistics Park  247 1,222
Nippon Accommodations Fund  179 1,050
Tokyo Tatemono  47,100 718
Total Japan (Cost
$8,511
)
11,558
LUXEMBOURG 1.3%
Common Stocks 1.3%
Shurgard Self Storage  30,443 1,386
Total Luxembourg (Cost
$828
)
1,386
NETHERLANDS 0.5%
Common Stocks 0.5%
CTP (1) 32,798 581
Total Netherlands (Cost
$541
)
581
SINGAPORE 2.6%
Common Stocks 2.6%
CapitaLand  318,000 891
Frasers Centrepoint Trust  517,200 948

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Mapletree Industrial Trust  422,600 862
Total Singapore (Cost
$2,282
)
2,701
SPAIN 1.2%
Common Stocks 1.2%
Inmobiliaria Colonial Socimi  128,510 1,245
Total Spain (Cost
$909
)
1,245
SWEDEN 1.2%
Common Stocks 1.2%
Fabege  90,043 1,214
Total Sweden (Cost
$1,082
)
1,214
SWITZERLAND 1.0%
Common Stocks 1.0%
PSP Swiss Property  8,378 1,021
Total Switzerland (Cost
$501
)
1,021
UNITED KINGDOM 7.7%
Common Stocks 7.7%
Big Yellow Group  34,729 534
Derwent London  47,311 2,105
Grainger  128,190 471
Great Portland Estates  168,486 1,579
Shaftesbury (1) 84,159 744
UNITE Group (1) 134,389 1,976
Whitbread (1) 14,400 680
Total United Kingdom (Cost
$5,350
)
8,089
UNITED STATES 55.0%
Common Stocks 55.0%
Acadia Realty Trust, REIT  119,546 2,268
Alexandria Real Estate Equities, REIT  14,354 2,358
American Campus Communities, REIT  40,088 1,731
Apartment Income, REIT  22,966 982
Apple Hospitality, REIT  130,082 1,895

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
AvalonBay Communities, REIT  15,649 2,887
Camden Property Trust, REIT  30,259 3,326
CubeSmart, REIT  63,433 2,400
Douglas Emmett, REIT  55,313 1,737
Equinix, REIT  2,594 1,763
Equity LifeStyle Properties, REIT  38,937 2,478
Equity Residential, REIT  42,459 3,041
Essex Property Trust, REIT  10,793 2,934
Federal Realty Investment Trust, REIT  4,745 481
Healthcare Realty Trust, REIT  31,585 958
Healthcare Trust of America, Class A, REIT  29,038 801
Hilton Worldwide Holdings (1) 3,330 403
JBG SMITH Properties, REIT  18,836 599
Kilroy Realty, REIT  25,010 1,641
Marriott International, Class A (1) 5,345 792
Pebblebrook Hotel Trust, REIT  67,551 1,641
Prologis, REIT  46,935 4,975
PS Business Parks, REIT  7,236 1,118
Public Storage, REIT  6,652 1,641
Rayonier, REIT  15,065 486
Regency Centers, REIT  32,341 1,834
Rexford Industrial Realty, REIT  21,387 1,078
Simon Property Group, REIT  5,667 645
SL Green Realty, REIT  17,185 1,203
Sunstone Hotel Investors, REIT  124,990 1,557
Terreno Realty, REIT  26,073 1,506
Welltower, REIT  52,514 3,762
Weyerhaeuser, REIT  13,689 487
Total United States (Cost
$39,650
)
57,408
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 267,791 268
Total Short-Term Investments (Cost $268) 268
Total Investments in Securities 99.5%
(Cost $73,579) $ 103,781
Other Assets Less Liabilities 0.5% 522
Net Assets 100.0% $ 104,303

T. ROWE PRICE Global Real Estate Fund

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‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 701 ¤ ¤ $ 268 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $268.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Real Estate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Real Estate Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F173-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 57,408 $ 46,105 $ — $ 103,513
Short-Term Investments 268 — — 268
Total $ 57,676 $ 46,105 $ — $ 103,781